Segment Reporting (Details) - Schedule of presents major accounts of statements of operations	12 Months Ended
Dec. 31, 2022 USD ($)
MDMOOC Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 12,935,420
Cost of revenues	(7,166,871)
Total operating expenses	(9,153,373)
Net Loss	(2,409,212)
Sales of patented drugs [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	1,216,096
Cost of revenues	(627,981)
Total operating expenses	(157,753)
Net Loss	(413,107)
Total [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	14,151,516
Cost of revenues	(7,794,852)
Total operating expenses	(9,311,126)
Net Loss	$ (2,822,319)